Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Mar. 31, 2015
Current Assets:
Cash and cash equivalents	$ 483,550	$ 832,013	$ 78,005
Accounts receivable	75,847	106,889	0
Inventories	41,233	51,574	0
Prepaid expenses	4,813	14,961	11,865
Due from related party	3,155
Total current assets	608,598	1,005,437	89,870
Property and equipment, net	4,313	1,408	0
Other assets
Deposits	24,726	24,726	23,096
Total Assets	637,637	1,031,571	112,966
Current Liabilities:
Accounts payable and accrued liabilities	267,243	275,925	8,853
Due to related party		0	12,448
Accrued interest payable		0	479
Customer deposit	47,598	140,029	0
Loan from related party	0	63,369	20,000
Loan from stockholders	0	19,533	100,000
Income taxes payable	0	800	0
Total current liabilities	314,841	499,656	141,780
Noncurrent Liabilities:
Deferred rent	1,171	911	0
Total Liabilities	316,012	500,567	141,780
Commitments and Contingencies
Stockholders' Deficit:
Common stock, par value $0.001 per share, 75,000,000 shares authorized? 34,574,706 and 6,580,000 shares issued and outstanding as of December 31, 2015 and March 31, 2015	34,575	34,575	6,580
Additional paid-in capital	713,239	713,239	71,801
Accumulated deficit	(426,189)	(216,810)	(107,195)
Total stockholders' equity (deficit)	321,625	531,004	(28,814)
Total Liabilities and Stockholder's Equity	$ 637,637	$ 1,031,571	$ 112,966